As filed with the Securities and Exchange Commission on
March 17, 2011
Registration No. 2-43384
811-02280

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 50	☑

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 42

(Check appropriate box or boxes)	☑

PUTNAM CONVERTIBLE SECURITIES FUND
(Exact Name of Registrant as Specified in Charter)
One Post Office Square, Boston, Massachusetts 02109
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code
(617) 292-1000

It is proposed that this filing will become effective
(check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)

☑	on February 28, 2011 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

BETH S. MAZOR, Vice President
PUTNAM CONVERTIBLE SECURITIES FUND
One Post Office Square
Boston, Massachusetts 02109
(Name and address of agent for service)

Copy to:
JOHN W. GERSTMAYR, Esquire
ROPES & GRAY LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199-3600

TABLE OF CONTENTS

SIGNATURES
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SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 17th day of March, 2011.

Putnam Convertible Securities Fund
By:	/s/ Jonathan S. Horwitz, Executive Vice President, Treasurer,
Principal Executive Officer and
Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title
John A. Hill***	Chairman of the Board and Trustee

Jameson A. Baxter***	Vice Chairman of the Board and Trustee

Robert L. Reynolds***	President and Trustee

Jonathan S. Horwitz**	Executive Vice President, Treasurer, Principal Executive Officer and Compliance Liaison

Steven D. Krichmar***	Vice President and Principal Financial Officer

Janet C. Smith***	Vice President, Assistant Treasurer and Principal Accounting Officer

Ravi Akhoury***	Trustee

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Signature	Title
Barbara M. Baumann*	Trustee

Charles B. Curtis***	Trustee

Robert J. Darretta***	Trustee

Paul L. Joskow***	Trustee

Kenneth R. Leibler***	Trustee

Robert E. Patterson**	Trustee

George Putnam, III**	Trustee

W. Thomas Stephens***	Trustee
By: /s/ Jonathan S. Horwitz, as Attorney-in-Fact
March 17, 2011

*Signed pursuant to power of attorney filed with Post-Effective Amendment No. 49 to the Registrant’s Registration Statement filed on February 28, 2011.
** Signed pursuant to power of attorney filed with Post-Effective Amendment No. 48 to the Registrant’s Registration Statement filed on February 26, 2010.
*** Signed pursuant to power of attorney filed with Post-Effective Amendment No. 47 to the Registrant’s Registration Statement filed on December 30, 2009.

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